Loans, borrowings, cash and cash equivalents and short-term investments (Details 3) $ in Millions	Jun. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Principal	$ 16,974
Estimated future interest payments	9,796
Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	513
Estimated future interest payments	494
Second Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	135
Estimated future interest payments	977
Third Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	1,690
Estimated future interest payments	912
Fourth Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	941
Estimated future interest payments	860
Later Than Four Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Principal	4,875
Estimated future interest payments	2,055
Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Principal	8,820
Estimated future interest payments	$ 4,498